Share-based payments - Former Chief Executive Officer Grant - Long-Term Incentive Plan (LTIP) - inputs used in the measurement of the fair value at grant date (Details)							3 Months Ended
	Dec. 01, 2020 $ / shares	Dec. 01, 2020 € / shares	Nov. 16, 2020 $ / shares	Nov. 16, 2020 € / shares	Oct. 14, 2019 $ / shares	Oct. 14, 2019 € / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value								€ 4.05	€ 3.80
Weighted average share price								8.91	9.19
Exercise price | (per share)							$ 6.21	€ 5.60	€ 5.64
Expected volatility (%)							55.00%	55.00%	50.00%
Expected life (years)							1.11	1.11	1.16
Risk-free interest rate (%)							1.79%	1.79%	1.77%
Options granted to Dan Menichella
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value						€ 3.87
Weighted average share price						9.19
Exercise price | (per share)					$ 8.28	€ 7.50
Expected volatility (%)					50.00%	50.00%
Expected life (years)					4.77	4.77
Risk-free interest rate (%)					1.71%	1.71%
Chief Scientific Officer | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value				€ 57.40
Weighted average share price				50.01
Exercise price | (per share)			$ 11.90	€ 10.04
Expected volatility (%)			62.06%	62.06%
Expected life (years)			1.82	1.82
Chief Scientific Officer | Minimum | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)			0.07%	0.07%
Chief Scientific Officer | Maximum | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)			1.48%	1.48%
Chief Business Officer and Chief Commercial Officer | First tranche | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value		€ 48.27
Weighted average share price | (per share)		67.12	$ 81.03
Exercise price | (per share)	$ 52.96	€ 43.87
Expected volatility (%)	62.27%	62.27%
Expected life (years)	1.78	1.78
Chief Business Officer and Chief Commercial Officer | First tranche | Minimum | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	0.07%	0.07%
Chief Business Officer and Chief Commercial Officer | First tranche | Maximum | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	1.50%	1.50%
Chief Business Officer and Chief Commercial Officer | Second tranche | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value		€ 24.36
Weighted average share price | (per share)	$ 98.36	81.48
Exercise price | (per share)	$ 98.36	€ 81.48
Expected volatility (%)	62.27%	62.27%
Expected life (years)	2.23	2.23
Chief Business Officer and Chief Commercial Officer | Second tranche | Minimum | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	0.07%	0.07%
Chief Business Officer and Chief Commercial Officer | Second tranche | Maximum | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	1.50%	1.50%
Chief Business Officer and Chief Commercial Officer | Third tranche | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value		€ 20.01
Weighted average share price | (per share)	$ 98.57	81.65
Exercise price | (per share)	$ 98.57	€ 81.65
Expected volatility (%)	62.27%	62.27%
Expected life (years)	2.66	2.66
Chief Business Officer and Chief Commercial Officer | Third tranche | Minimum | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	0.07%	0.07%
Chief Business Officer and Chief Commercial Officer | Third tranche | Maximum | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	1.50%	1.50%